Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions	€ 14,106	€ 11,626
Initial recognition and changes in estimates	2,074
Accretion discount	255
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	8,936	€ 6,777
Initial recognition and changes in estimates	2,074
Accretion discount	€ 247
Period to incur expenditures	45 years
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	(0.10%)	(0.20%)
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	6.10%	6.10%
Provisions for site restoration, abandonment and social projects | Exploration & Production
Provisions
Provisions	€ 8,411
Environmental provisions
Provisions
Provisions	2,602	€ 2,595
Accretion discount	7
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	1,930
Environmental provisions | Refining & Marketing
Provisions
Provisions	416
Provisions for litigations
Provisions
Provisions	850	824
Accretion discount	(2)
Provisions for litigations | Exploration & Production
Provisions
Provisions	723
Provisions for taxes other than income taxes
Provisions
Provisions	199	180
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	169
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	333	327
Reinsurance receivables	162
Provisions for losses on investments
Provisions
Provisions	188	204
Provisions for losses on investments | ISAF SpA
Provisions
Provisions	131
Provisions for OIL insurance cover
Provisions
Provisions	€ 113	€ 130
Period for charging increased insurance premiums	5 years